Short-Term and Long-Term Debts (Details)		12 Months Ended
	Aug. 11, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short-Term and Long-Term Debts [Line Items]
Borrowed amount		¥ 43,000,000	¥ 20,000,000	¥ 20,000,000
Repayment of short term debt		18,000,000	22,000,000
Amount borrowed		7,109,198		108,247,467
Repayments of credit facilities		¥ 5,350,000
Hangzhou United Rural Commercial Bank Co., Ltd, [Member]
Short-Term and Long-Term Debts [Line Items]
Weighted average maturity		5 months 1 day
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Amount borrowed			200,030,488
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit	¥ 100,000,000					¥ 198,000,000	¥ 148,000,000
Expiration date	Jul. 25, 2030
Credit facility bear interest rates		5.06%
Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Repayments of credit facilities			¥ 147,667,636	¥ 1,530,000
Hangzhou United Rural Commercial Bank Co., Ltd, [Member]
Short-Term and Long-Term Debts [Line Items]
Weighted average interest rate		3.30%
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Repayment dates		dates for parts of the loan ranging from June 20, 2026 to July 25, 2030